Profit and Loss Information (Tables)	6 Months Ended
Jul. 31, 2020
Profit And Loss Information
Disclosure of Detailed Information About Revenue from Continuing Operations

Revenue from continuing operations

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s

Gross revenue	35,144	47,809
Rebates	(580)	(5,715)
	34,564	42,094

Sale of goods
- Retail	14,863	19,000
- Wholesale	2,735	8,414
- E-commerce	16,966	14,680
	34,564	42,094

Disclosure of Detailed Information About Profit Loss from Operating Activities

The loss for the half year was derived after (charging) / crediting the following items that are unusual and of significance because of their size, nature and incidence:

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s
Other income
- Government subsides	3,162	-

Finance expenses
- Interest expense on external borrowings	(958)	(496)
- Interest expense on shareholder loans	-	(255)
- Interest expense on convertible loan notes	(2,763)	(274)
- Interest expense on leases	(713)	(857)
- Amortisation of loan set up costs	276	(348)
	(4,158)	(2,230)

Other foreign currency gains/(losses)
- Fair value gain on foreign exchange contracts	-	729
- Net foreign exchange gains/(losses)	1,914	224
	1,914	953
Impairment expense
- Impairment of intangible assets	(1,253)	(6,647)
- Impairment of property, plant and equipment	(341)	-
- Impairment of right-of-use assets	(1,221)	-
- Impairment of software	-	(202)
	(2,815)	(6,849)

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s
Brand transition, restructure and transaction income/(expense)
- Brand transition expenses	2,343	(258)
- Restructure expenses	(38)	-
- Transaction expenses	(10,631)	(5,588)
	(8,326)	(5,846)

Disclosure of Components of Income Tax Expenses

The major components of tax expense/(benefit) comprise:

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s
Current tax
Current tax on losses for the period	2	9
Adjustment for current tax on prior periods	39	51
Total current tax expense	41	60

Deferred tax
Decrease in deferred tax asset	-	701
Income tax benefit for continuing operations	41	761

Reconciliation of income tax to accounting loss:
Loss before income tax	(18,413)	(27,968)
Tax at New Zealand tax rate 28%	(5,156)	(7,831)

Tax effect of:
- permanent differences	1,581	75
- adjustments in respect of current tax or prior periods	37	76
- effects of different tax rates of subsidiaries operating in other jurisdictions	(3)	(641)
- deferred tax assets relating to the current period not recognised	3,602	7,727
- other	(20)	1,355
Income tax expense	41	761